Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers
Net sales	kr 874	kr 184,829
China, Hong Kong, Macau, Taiwan and Singapore
Revenue from Contracts with Customers
Net sales	874	184,829
Out-licensing
Revenue from Contracts with Customers
Net sales		kr 184,829
Provision of drugs
Revenue from Contracts with Customers
Net sales	kr 874